Financial instruments and financial risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Weighted average rate	(0.01%)	0.04%	0.19%
Current financial assets	€ 3,680.1	€ 4,140.3	€ 4,334.5
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,680.1	4,140.3	4,334.5
Minimum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	7 years
Maximum
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate term	12 years
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 1,515.0	1,224.0	1,259.2
Cash and cash equivalents [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,515.0	1,224.0	1,259.2
Cash > 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,130.5	2,904.5	3,062.3
Cash > 3 months [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,130.5	2,904.5	3,062.3
Restricted cash [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	34.6	11.8	13.0
Restricted cash [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 34.6	€ 11.8	€ 13.0